AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Financials – 26.2%
Banks – 18.4%
1st Source Corp.	101,197	$6,519,111
Amalgamated Financial Corp.	153,709	4,440,653
Bank of Marin Bancorp	149,690	3,673,393
BankUnited, Inc.	137,544	5,390,349
First BanCorp/Puerto Rico	267,293	5,941,923
First Bancorp/Southern Pines NC	137,814	7,523,266
First Hawaiian, Inc.	232,953	6,045,130
Flagstar Financial, Inc.	416,964	5,345,479
Heritage Financial Corp./WA	291,648	7,127,877
Independent Bank Corp.	106,349	7,605,017
Nicolet Bankshares, Inc.	53,874	7,450,236
Pacific Premier Bancorp, Inc.	266,171	6,518,528
Texas Capital Bancshares, Inc.(a)	85,406	7,393,597
TriCo Bancshares	155,131	7,046,050
UMB Financial Corp.	80,848	9,855,371
WSFS Financial Corp.	122,792	7,157,546

		105,033,526

Capital Markets – 2.7%
Donnelley Financial Solutions, Inc.(a)	122,278	6,941,722
Federated Hermes, Inc.	154,168	8,186,321

		15,128,043

Financial Services – 3.8%
HA Sustainable Infrastructure Capital, Inc.	240,023	6,778,249
NCR Atleos Corp.(a)	199,572	7,907,043
Walker & Dunlop, Inc.	84,666	7,200,843

		21,886,135

Insurance – 1.3%
Hanover Insurance Group, Inc. (The)	42,866	7,436,394

		149,484,098

Industrials – 16.5%
Aerospace & Defense – 1.2%
Ducommun, Inc.(a)	72,637	6,625,947

Air Freight & Logistics – 1.0%
GXO Logistics, Inc.(a)	107,831	5,677,302

Commercial Services & Supplies – 2.6%
MillerKnoll, Inc.	312,731	6,601,751
Montrose Environmental Group, Inc.(a)	268,961	8,353,929

		14,955,680

Construction & Engineering – 3.3%
Bowman Consulting Group Ltd.(a)	136,798	5,845,379
BrightView Holdings, Inc.(a)	410,625	5,913,000
Fluor Corp.(a)	175,201	7,186,745

		18,945,124

Company	Shares	U.S. $ Value

Ground Transportation – 1.1%
ArcBest Corp.	84,457	$6,229,548

Machinery – 2.6%
Blue Bird Corp.(a)	127,721	7,457,629
JBT Marel Corp.	52,662	7,545,938

		15,003,567

Marine Transportation – 2.0%
Kirby Corp.(a)	52,365	5,089,878
Star Bulk Carriers Corp.	342,519	6,387,980

		11,477,858

Professional Services – 1.7%
First Advantage Corp.(a)	312,693	5,115,657
Franklin Covey Co.(a)	238,337	4,661,872

		9,777,529

Trading Companies & Distributors – 1.0%
Herc Holdings, Inc.	44,026	5,758,161

		94,450,716

Consumer Discretionary – 14.1%
Automobile Components – 1.4%
BorgWarner, Inc.	186,540	7,976,450

Automobiles – 0.8%
Winnebago Industries, Inc.	120,682	4,342,138

Diversified Consumer Services – 2.5%
ADT, Inc.	813,802	7,088,216
Laureate Education, Inc.(a)	264,648	7,272,527

		14,360,743

Hotels, Restaurants & Leisure – 2.7%
Cracker Barrel Old Country Store, Inc.(b)	124,309	7,436,164
Pursuit Attractions & Hospitality, Inc.(a)	211,573	7,891,673

		15,327,837

Leisure Products – 1.1%
Topgolf Callaway Brands Corp.(a)	664,337	6,351,062

Specialty Retail – 3.9%
AutoNation, Inc.(a)	15,837	3,469,570
Build-A-Bear Workshop, Inc.	81,315	4,944,765
Group 1 Automotive, Inc.	11,935	5,547,149
Winmark Corp.	18,323	8,498,941

		22,460,425

Textiles, Apparel & Luxury Goods – 1.7%
Crocs, Inc.(a)	37,747	3,291,538
Hanesbrands, Inc.(a)	1,061,082	6,695,428

		9,986,966

		80,805,621

Company	Shares	U.S. $ Value

Real Estate – 9.2%
Diversified REITs – 0.9%
Broadstone Net Lease, Inc.	268,430	$4,990,114

Health Care REITs – 1.8%
American Healthcare REIT, Inc.	242,300	10,368,017

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	38,671	3,820,308

Industrial REITs – 0.7%
STAG Industrial, Inc.	103,254	3,804,910

Office REITs – 1.5%
COPT Defense Properties	294,950	8,488,661

Residential REITs – 1.3%
Independence Realty Trust, Inc.	426,870	7,730,616

Retail REITs – 1.8%
Acadia Realty Trust	312,985	6,262,830
NETSTREIT Corp.(b)	225,742	4,128,821

		10,391,651

Specialized REITs – 0.5%
National Storage Affiliates Trust	91,315	2,943,082

		52,537,359

Information Technology – 9.1%
Communications Equipment – 2.1%
Calix, Inc.(a)	51,966	3,089,379
Extreme Networks, Inc.(a)	174,510	3,731,024
Harmonic, Inc.(a)	557,473	5,362,890

		12,183,293

Electronic Equipment, Instruments & Components – 3.1%
Crane NXT Co.(b)	95,385	5,697,346
IPG Photonics Corp.(a)	75,182	6,151,391
TTM Technologies, Inc.(a)	130,257	5,805,555

		17,654,292

IT Services – 0.6%
Grid Dynamics Holdings, Inc.(a)	388,107	3,217,407

Semiconductors & Semiconductor Equipment – 2.4%
FormFactor, Inc.(a)	170,320	4,971,641
Ichor Holdings Ltd.(a)	188,072	3,169,013
Penguin Solutions, Inc.(a)	230,273	5,556,487

		13,697,141

Software – 0.9%
ACI Worldwide, Inc.(a)	106,880	5,274,528

		52,026,661

Company	Shares	U.S. $ Value

Materials – 6.3%
Chemicals – 4.0%
AdvanSix, Inc.	184,181	$3,952,524
Avient Corp.	122,348	4,575,815
Axalta Coating Systems Ltd.(a)	165,744	5,181,157
Element Solutions, Inc.	189,348	4,870,031
Methanex Corp.	128,627	4,567,545

		23,147,072

Containers & Packaging – 1.2%
O-I Glass, Inc.(a)	508,809	6,609,429

Metals & Mining – 1.1%
Worthington Steel, Inc.	189,780	6,319,674

		36,076,175

Energy – 5.5%
Energy Equipment & Services – 1.0%
Cactus, Inc. - Class A	136,160	5,711,912

Oil, Gas & Consumable Fuels – 4.5%
Magnolia Oil & Gas Corp. - Class A	276,970	6,891,014
Matador Resources Co.	151,531	7,631,101
NexGen Energy Ltd.(a) (b)	630,320	4,966,922
Northern Oil & Gas, Inc.	236,041	6,174,832

		25,663,869

		31,375,781

Health Care – 4.0%
Health Care Equipment & Supplies – 3.4%
Envista Holdings Corp.(a)	329,725	6,983,575
Globus Medical, Inc. - Class A(a)	96,618	5,919,785
Integer Holdings Corp.(a)	61,846	6,671,328

		19,574,688

Health Care Providers & Services – 0.6%
Pediatrix Medical Group, Inc.(a)	189,485	3,261,037

		22,835,725

Communication Services – 3.1%
Media – 3.1%
Criteo SA (Sponsored ADR)(a)	216,303	5,370,803
Nexstar Media Group, Inc.	31,891	6,522,666
Scholastic Corp.(b)	236,569	6,070,361

		17,963,830

Utilities – 2.9%
Electric Utilities – 1.4%
IDACORP, Inc.	66,853	8,363,310

Gas Utilities – 1.5%
ONE Gas, Inc.	110,156	8,426,934

		16,790,244

Consumer Staples – 2.3%
Food Products – 1.1%
Nomad Foods Ltd.	389,533	6,053,343

Company	Shares	U.S. $ Value

Household Products – 1.2%
WD-40 Co.	31,656	$6,838,962

		12,892,305

Total Common Stocks (cost $496,407,275)		567,238,515

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $4,822,730)	4,822,730	4,822,730

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $501,230,005)		572,061,245

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $18,136,602)	18,136,602	18,136,602

Total Investments – 103.2% (cost $519,366,607)(f)		590,197,847
Other assets less liabilities – (3.2)%		(18,410,340)

Net Assets – 100.0%		$571,787,507

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,461,587 and gross unrealized depreciation of investments was $(23,630,347), resulting in net unrealized appreciation of $70,831,240.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Small Cap Value Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$567,238,515	$—	$—	$567,238,515
Short-Term Investments	4,822,730	—	—	4,822,730
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	18,136,602	—	—	18,136,602

Total Investments in Securities	590,197,847	—	—	590,197,847
Other Financial Instruments(b)	—	—	—	—

Total	$590,197,847	$—	$—	$590,197,847

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,458	$127,736	$125,371	$4,823	$191
AB Government Money Market Portfolio*	2,827	61,480	46,170	18,137	106
Total	$5,285	$189,216	$171,541	$22,960	$297

*	Investments of cash collateral for securities lending transactions.